RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's board members provide legal services to the Company. Legal expense related to these services is $36, $66 and $136 for the years ended December 31, 2013, 2012 and 2011, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $78 and $129 due for these services as of December 31, 2013 and 2012, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling and management services to its technology segment. The Company incurred expenses of $163, $86 and $107 for such services for the years ended December 31, 2013, 2012 and 2011, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,652 as of December 31, 2013) to one of the Company's customers to secure the Company's performance under a service contract between the parties. To secure the European bank's guarantee, an entity related to the Company's main shareholder provided a guarantee to the European bank for the same amount. The guarantee issued by the European bank was renewed in April 2013 until April 2014. The performance guarantee is expected to be renewed by the European bank without a corresponding guarantee by an entity related to the Company's main shareholder.

In January 2010, the Company engaged the services of an entity owned by a related party to provide it with certain selling services to its technology segment. The Company incurred expenses of $60 for the year ended December 31, 2011. The contract expired on December 31, 2011.

In September 2010, an entity related to the Company's main shareholder provided a letter of credit of $775 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the Company's subsidiaries. In May 2013 the letter of credit was increased to $1,000 (see Note 7).